SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT (Tables)	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Assumptions

The derivative liabilities were valued using Black-Scholes pricing model with the following average assumptions:

September 30, 2020
Stock Price	$0.0345
Exercise Price	$0.0332
Expected Life	1
Volatility	105%
Dividend Yield	0%
Risk-Free Interest Rate	2.42%

Fair Value	$217,806

Changes in assets and liabilities measured at fair value

The following table summarizes the changes in the Company’s assets and liabilities measured at fair value as of September 30, 2020:

	September 30, 2020	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Convertible promissory notes with embedded conversion option	$217,805		$217,805
Total	$217,806		$217,806

Summary of change in fair value of derivative liabilities

The following table sets forth a summary of change in fair value of the Company’s derivative liabilities for the nine months ended September 30, 2020:

Fair value, January 1, 2020	$-
Change in fair value of embedded conversion features of debenture included in earnings	-
Embedded conversion option liability recorded in connection with the issuance of debenture	148,628
Fair value, June 30, 2020	$148,628
Change in fair value of embedded conversion features of debenture included in earnings	(39,725)
Embedded conversion option liability recorded in connection with the issuance of debentures	108,903
Fair value, September 30, 2020	$217,806